Interest expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest expense
15	Interest expense

	2019	2018	2017
	RMB million	RMB million	RMB million
		(Note(i))	(Note(i))
Interest on borrowings	1,840	1,891	1,628
Interest relating to lease liabilities (Note 21)	5,302	—	—
Interest relating to obligations under finance leases	—	2,409	2,009
Interest relating to provision for early retirement benefits	—	—	1

Total interest expense on financial liabilities not at fair value through profit or loss	7,142	4,300	3,638
Less: interest expense capitalized (Note(ii))	(1,279)	(1,085)	(908)

	5,863	3,215	2,730
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17&21)	(18)	(13)	17

	5,845	3,202	2,747

Notes:

(i)	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
(ii)	The weighted average interest rate used for interest capitalization was 3.51% per annum in 2019 (2018: 3.54%; 2017: 3.32%).